Investment Objectives and Goals	Oct. 13, 2026
Leverage Shares MANGOS ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares MANGOS ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund is an exchange traded fund (“ETF”) that seeks capital appreciation.
Leverage Shares 2X Long MANGOS Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long MANGOS ETF IMPORTANT INFORMATION REGARDING THE FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily leveraged investment results, before fees and expenses, of two times (200%) of the daily performance of the Underlying Security. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Short MANGOS Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Short MANGOS ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily inverse leveraged investment results, before fees and expenses, of minus two times (-200%) of the daily performance of the Underlying Security. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 1X Short MANGOS Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 1X Short MANGOS ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily inverse investment results, before fees and expenses, of 100% of the inverse (-100%) of the daily performance of the Underlying Security. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.